Troubled Debt Restructurings (Detail) (USD $) In Thousands, unless otherwise specified	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Financing Receivable, Modifications [Line Items]
Balance of TDRs	$ 3,236	$ 16,630
Accruing Loans, Current	3,004	3,006	14,656
New TDRs	0	0
Accruing Loans, 30-89 Days Past Due	0	0	0
Charge-offs post-modification		(355)
Nonaccrual	230	230	1,974
Transferred to ORE	0	(1,075)
Total TDRs	3,234	3,236
Paydowns	(2)	(111)
Construction to permanent financing	0	0
Restructured to market terms	0	(11,853)
Balance of TDRs	3,234	3,236
Construction and Land Development [Member]
Financing Receivable, Modifications [Line Items]
Balance of TDRs	0	2,602
Accruing Loans, Current	0	0	2,602
New TDRs	0	0
Accruing Loans, 30-89 Days Past Due	0	0	0
Charge-offs post-modification	0	0
Nonaccrual	0	0	0
Transferred to ORE	0	0
Total TDRs	0	0
Paydowns	0	0
Construction to permanent financing	0	0
Restructured to market terms	0	(2,602)
Balance of TDRs	0	0
Farmland [Member]
Financing Receivable, Modifications [Line Items]
Balance of TDRs	0	0
Accruing Loans, Current	0	0	0
New TDRs	0	0
Accruing Loans, 30-89 Days Past Due	0	0	0
Charge-offs post-modification	0	0
Nonaccrual	0	0	0
Transferred to ORE	0	0
Total TDRs	0	0
Paydowns	0	0
Construction to permanent financing	0	0
Restructured to market terms	0	0
Balance of TDRs	0	0
1- 4 Family [Member]
Financing Receivable, Modifications [Line Items]
Balance of TDRs	0	1,296
Accruing Loans, Current	0	0	0
New TDRs	0	0
Accruing Loans, 30-89 Days Past Due	0	0	0
Charge-offs post-modification	0	0
Nonaccrual	0	0	1,296
Transferred to ORE	0	(1,075)
Total TDRs	0	0
Paydowns	0	0
Construction to permanent financing	0	0
Restructured to market terms	0	(221)
Balance of TDRs	0	0
Multifamily [Member]
Financing Receivable, Modifications [Line Items]
Balance of TDRs	0	5,951
Accruing Loans, Current	0	0	5,951
New TDRs	0	0
Accruing Loans, 30-89 Days Past Due	0	0	0
Charge-offs post-modification	0	0
Nonaccrual	0	0	0
Transferred to ORE	0	0
Total TDRs	0	0
Paydowns	0	(16)
Construction to permanent financing	0	0
Restructured to market terms	0	(5,935)
Balance of TDRs	0	0
Non-Farm Non-Residential [Member]
Financing Receivable, Modifications [Line Items]
Balance of TDRs	3,236	6,781
Accruing Loans, Current	3,004	3,006	6,103
New TDRs	0	0
Accruing Loans, 30-89 Days Past Due	0	0	0
Charge-offs post-modification	0	(355)
Nonaccrual	230	230	678
Transferred to ORE	0	0
Total TDRs	3,234	3,236
Paydowns	(2)	(95)
Construction to permanent financing	0	0
Restructured to market terms	0	(3,095)
Balance of TDRs	3,234	3,236
Real Estate [Member]
Financing Receivable, Modifications [Line Items]
Balance of TDRs	3,236	16,630
Accruing Loans, Current	3,004	3,006	14,656
New TDRs	0	0
Accruing Loans, 30-89 Days Past Due	0	0	0
Charge-offs post-modification	0	(355)
Nonaccrual	230	230	1,974
Transferred to ORE	0	(1,075)
Total TDRs	3,234	3,236
Paydowns	(2)	(111)
Construction to permanent financing	0	0
Restructured to market terms	0	(11,853)
Balance of TDRs	3,234	3,236
Agricultural [Member]
Financing Receivable, Modifications [Line Items]
Balance of TDRs	0	0
Accruing Loans, Current	0	0	0
New TDRs	0	0
Accruing Loans, 30-89 Days Past Due	0	0	0
Charge-offs post-modification	0	0
Nonaccrual	0	0	0
Transferred to ORE	0	0
Total TDRs	0	0
Paydowns	0	0
Construction to permanent financing	0	0
Restructured to market terms	0	0
Balance of TDRs	0	0
Commercial And Industrial [Member]
Financing Receivable, Modifications [Line Items]
Balance of TDRs	0	0
Accruing Loans, Current	0	0	0
New TDRs	0	0
Accruing Loans, 30-89 Days Past Due	0	0	0
Charge-offs post-modification	0	0
Nonaccrual	0	0	0
Transferred to ORE	0	0
Total TDRs	0	0
Paydowns	0	0
Construction to permanent financing	0	0
Restructured to market terms	0	0
Balance of TDRs	0	0
Consumer And Other [Member]
Financing Receivable, Modifications [Line Items]
Balance of TDRs	0	0
Accruing Loans, Current	0	0	0
New TDRs	0	0
Accruing Loans, 30-89 Days Past Due	0	0	0
Charge-offs post-modification	0	0
Nonaccrual	0	0	0
Transferred to ORE	0	0
Total TDRs	0	0
Paydowns	0	0
Construction to permanent financing	0	0
Restructured to market terms	0	0
Balance of TDRs	0	0
Non-Real Estate [Member]
Financing Receivable, Modifications [Line Items]
Balance of TDRs	0	0
Accruing Loans, Current	0	0	0
New TDRs	0	0
Accruing Loans, 30-89 Days Past Due	0	0	0
Charge-offs post-modification	0	0
Nonaccrual	0	0	0
Transferred to ORE	0	0
Total TDRs	0	0
Paydowns	0	0
Construction to permanent financing	0	0
Restructured to market terms	0	0
Balance of TDRs	$ 0	$ 0